6. Warrants (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Shares
Granted	21,427	224,991
Exercised	(25,419)	0
Exercisable at year end	1,177,588	1,013,173
Wtd. Avg. Exercise Price
Outstanding at beginning of year	$ 1.24	$ 1.16
Granted	$ 9.67	$ 1.67
Exercised	$ (1.00)	$ 0
Forfeited	$ (1.56)	$ (1.18)
Outstanding at end of year	$ 1.36	$ 1.24
Exercisable at year end	$ 1.19	$ 1.15
Warrant [Member]
Shares
Outstanding at beginning of year	551,339	444,196
Granted	0	142,857
Exercised	(22,321)	0
Forfeited/Expired	(11,160)	(35,714)
Outstanding at ending of year	517,858	551,339
Exercisable at year end	517,858	551,339
Wtd. Avg. Exercise Price
Outstanding at beginning of year	$ 0.98	$ 1.12
Granted		$ 1.12
Exercised	$ 1.12	$ 0
Forfeited	$ 1.12	$ 3.5
Outstanding at end of year	$ 1.02	$ 0.98
Exercisable at year end	$ 1.02	$ 0.98